UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

(a)

REGAN TOTAL RETURN INCOME FUND

INSTITUTIONAL CLASS (RCIRX)
INVESTOR CLASS (RCTRX)

SEMI ANNUAL REPORT TO SHAREHOLDERS
MARCH 31, 2021

TABLE OF CONTENTS

PERFORMANCE SUMMARY	1
EXPENSE EXAMPLE	2
ALLOCATION OF PORTFOLIO HOLDINGS	3
SCHEDULE OF INVESTMENTS	4
STATEMENT OF ASSETS AND LIABILITIES	7
STATEMENT OF OPERATIONS	8
STATEMENT OF CHANGES IN NET ASSETS	9
FINANCIAL HIGHLIGHTS	10
NOTES TO FINANCIAL STATEMENTS	12
ADDITIONAL INFORMATION	19
PRIVACY NOTICE	21

Regan Total Return Income Fund

Performance Summary

March 31, 2021 (Unaudited)

Investment Returns

For the period ended March 31, 2021

Since Inception**
Regan Total Return Income Fund*
Institutional Class	11.30%
Investor Class	11.30%
Bloomberg Barclays U.S. Aggregate Bond Index(1)	-2.76%

*  Inception date on October 1, 2020.

**  Not annualized.

(1)  The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based fixed-income index that includes government Treasury securities, corporate bonds, mortgage-backed securities, asset-backed securities and munis to simulate the universe of bonds in the market.

Regan Total Return Income Fund

Expense Example

March 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021 (the "period").

Actual Expenses

The "Actual Fund Return" lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled "Hypothetical 5% Return" provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled "Hypothetical 5% Return" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value(1)	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Regan Total Return Income Fund
Institutional Class
Actual Fund Return(2)	$1,000.00	$1,113.00	1.28%	$6.71
Hypothetical 5% Return(3)	$1,000.00	$1,018.58	1.28%	$6.44
Investor Class
Actual Fund Return(2)	$1,000.00	$1,113.00	1.53%	$8.02
Hypothetical 5% Return(3)	$1,000.00	$1,017.34	1.53%	$7.70

(1)  The Fund commenced operations on October 1, 2020.

(2)  Expenses are equal to each of the Class's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365. The expense ratios reflect an expense waiver. The returns assume all dividends and distributions were reinvested.

(3)  Hypothetical expenses are equal to each Class's annualized expense ratio as indicated, multiplied by the average account value, multiplied by 182/365 to reflect information had the Fund been in operation for the entire fiscal half year.

Regan Total Return Income Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

March 31, 2021 (Unaudited)

*  Short-Term Investments consist of amounts held in money market funds.

Regan Total Return Income Fund

Schedule of Investments
March 31, 2021 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 30.6%
Ace Securities Corp. Home Equity Loan Trust Series 2006-ASL1, Class A, 0.389% (1 Month USD LIBOR + 0.280%), 2/25/2036 (1)	$316,329	$78,759
American Home Mortgage Investment Trust Series 2007-A, Class 4A, 1.009% (1 Month USD LIBOR + 0.900%), 7/25/2046 (1)(2)	118,041	49,296
Argent Securities Trust Series 2006-W4, Class A2D, 0.649% (1 Month USD LIBOR + 0.540%), 5/25/2036 (1)(a)	313,238	98,983
Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE1, Class M3, 5.356% (1 Month USD LIBOR + 5.250%), 1/15/2033 (1)	1,024,003	1,026,205
BankAmerica Manufactured Housing Contract Trust Series 1997-1, Class B1, 6.940%, 6/10/2021 (a)	600,000	292,800
Bombardier Capital Mortgage Securitization Corp. Trust Series 1999-B, Class A2, 6.975%, 12/15/2029 (3)	140,180	31,599
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A1A, 5.500%, 8/25/2036	82,707	83,452
BNC Mortgage Loan Trust Series 2006-1, Class A1, 0.469% (1 Month USD LIBOR + 0.360%), 10/25/2036 (1)	1,307,945	1,070,300
Countrywide Asset-Backed Certificates Series 2005-13, Class AF3, 5.430%, 2/25/2033 (3)	74,825	70,600
Series 2006-9, Class 1AF6, 5.989%, 8/25/2046 (3)	322,767	319,139
Series 2007-QX1, Class A1, 0.609% (1 Month USD LIBOR + 0.500%), 5/25/2037 (1)	249,729	211,257
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7, Class B1, 2.734% (1 Month USD LIBOR + 2.625%), 10/25/2034 (1)	23,491	23,952
Fremont Home Loan Trust Series 2004-C, Class M-2, 1.159%, 8/25/2034 (1)	245,727	243,279
GMAC Mortgage Corporation Home Equity Loan Trust Series 2004-HE3, Class A3, 0.609% (1 Month USD LIBOR + 0.500%), 10/25/2034 (1)	357,499	341,408
GSAMP Trust Series 2006-S1, Class A1, 0.389%, 11/25/2035 (1)	815,575	136,208
Indymac Home Equity Loan Asset-Backed Trust Series 2000-C, Class AF6, 7.340%, 2/25/2030 (3)	93,584	94,831
HSI Asset Securitization Corp Trust Series 2007-HE2, Class 2A1, 0.219%, 4/25/2037 (1)(a)	208,641	127,793
HSI Asset Loan Obligation Trust Series 2007-WF1, Class A1, 0.169% (1 Month USD LIBOR + 0.0600%), 12/25/2036 (1)	908,677	349,576
Irwin Home Equity Loan Trust Series 2006-1, Class 1A1, 0.538%, 9/25/2035 (1)(2)	229,487	227,467
Long Beach Mortgage Loan Trust Series 2006-A, Class A1, 0.289% (1 Month USD LIBOR + 0.180%), 5/25/2036 (1)	990,828	32,553
Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A1, 0.229% (1 Month USD LIBOR + 0.120%), 10/25/2046 (1)	1,077,810	354,056
New Century Home Equity Loan Trust Series 2005-A, Class A5, 5.387%, 8/25/2035 (4)	250,000	241,579
NovaStar Mortgage Funding Trust Series 2006-5, Class A2B, 0.229% (1 Month USD LIBOR + 0.120%), 11/25/2036 (1)	1,146,226	493,520
Oakwood Mortgage Investors, Inc. Series 1997-A, Class B1, 7.450%, 5/15/2027	172,722	176,428
Ownit Mortgage Loan Asset Backed-Certificates Series 2006-6, Class A2C, 0.429% (1 Month USD LIBOR + 0.320%), 9/25/2037 (1)	798,414	491,404
RAAC Trust Series 2005-RP2, Class M3, 1.859% (1 Month USD LIBOR + 1.750%), 6/25/2035 (1)(2)	127,560	127,627
Securitized Asset Backed Receivables LLC Trust Series 2007-BR5, Class A2A, 0.239% (1 Month USD LIBOR + 0.130%), 5/25/2037 (1)(a)	42,789	31,236
Security National Mortgage Loan Trust Series 2006-3A, Class A3, 6.330%, 1/25/2037 (2)(3)	392,779	206,635
Terwin Mortgage Trust Series Series 2005-18AL, Class A3, 0.479% (1 Month USD LIBOR + 0.370%), 1/25/2037 (1)	487,284	249,198

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments
March 31, 2021 (Unaudited)

	Principal
	Amount	Value
UCFC Manufactured Housing Contract Series 1996-1, Class M, 7.900%, 1/15/2028 (3)	$66,356	$62,071
Series 1997-2, Class M, 7.380%, 10/15/2028	139,926	143,670
TOTAL ASSET BACKED SECURITIES (Cost $7,554,685)		$7,486,881
MORTGAGE BACKED SECURITIES — AGENCY — 0.3%
Government National Mortgage Association (GNMA) Series 2016-H03, Class FB, 0.770% (1 Month USD LIBOR + 0.650%), 1/20/2066 (1)	68,115	68,622
TOTAL MORTGAGE BACKED SECURITIES — AGENCY (Cost $66,753)		$68,622
MORTGAGE BACKED SECURITIES — NON-AGENCY — 51.5%
Alliance Bancorp Trust Series 2007-OA1, Class A1, 0.349% (1 Month USD LIBOR + 0.240%), 7/25/2037 (1)(a)	130,388	113,763
American Home Mortgage Investment Trust Series 2007-2, Class 11A1, 0.339% (1 Month USD LIBOR + 0.230%), 3/25/2047 (1)	461,941	232,533
Banc of America Funding Trust Series 2007-4, Class 3A1, 0.479% (1 Month USD LIBOR + 0.370%), 6/25/2037 (1)	253,936	196,893
Bear Stearns ALT-A Trust Series 2006-5, Class 2A2, 3.453%, 8/25/2036 (3)	1,548,727	1,026,676
Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 1A2, 5.250%, 5/25/2034	191,038	193,014
Chase Mortgage Finance Trust Series Series 2006-A1, Class 2A3, 3.262%, 9/25/2036 (3)(a)	165,525	143,179
ChaseFlex Trust Serries 2007-3, Class 1A2, 0.569% (1 Month USD LIBOR + 0.460%), 7/25/2037 (1)	1,015,685	293,069
Series 2007-M1, Class 1A1, 0.259% (1 Month USD LIBOR + 0.300%), 8/25/2037 (1)	481,554	430,741
Series 2007-M1, Class 2AV2, 0.339% (1 Month USD LIBOR + 0.230%), 8/25/2037 (1)	327,382	264,291
Chevy Chase Mortgage Funding Corp. Series 2005-2A, Class A2, 0.339% (1 Month USD LIBOR + 0.230%), 5/25/2036 (1)(2)(a)	205,118	186,657
Countrywide Alternative Loan Trust Series 2003-J2, Class M, 6.000%, 10/25/2033	103,723	103,864
Series 2005-84, Class 1A1, 2.338%, 2/25/2036 (3)	248,345	225,278
Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	35,697	36,106
Series 2006-12CB, Class A3, 5.750% (1 Month USD LIBOR + 5.640%), 5/25/2036 (1)	145,132	106,459
Series 2006-24CB, Class A13, 0.459% (1 Month USD LIBOR + 0.350%), 8/25/2036 (1)	619,032	326,470
Series 2007-24, Class A6, 1.109% (1 Month USD LIBOR + 1.00%), 10/25/2037 (1)	1,238,571	287,073
Series 2007-3T1, Class 1A2, 0.609% (1 Month USD LIBOR + 0.500%), 4/25/2037 (1)	2,080,928	795,090
Series 2008-2R, Class 2A1, 6.000%, 8/25/2037 (3)	115,656	73,564
Countrywide Home Loans Series 2004J3, Class A7, 5.500%, 5/25/2034	78,821	81,364
Series 2005-19, Class 2A1, 0.459% (1 Month USD LIBOR + 0.350%), 8/25/2035 (1)	433,949	129,048
Credit Suisse First Boston Mortgage Securities Series 2005-10, Class 6A7, 5.500%, 11/25/2035	293,449	187,341
Credit Suisse Mortgage Trust Series 2007-4R, Class 1A1, 6.225%, 10/26/2036 (2)(3)	110,439	109,074
Series 2007-1, Class 1A6A, 5.863%, 2/25/2037 (3)	1,510,288	531,532
Deutsche Mortgage Securities, Inc. Series 2006-PR1, Class 5AF1, 0.656% (1 Month USD LIBOR + 0.550%), 4/15/2036 (1)(2)	656,910	498,202
Series 2007-WM1, Class A2, 3.257%, 6/27/2037 (2)(3)	342,534	333,304
FirstKey Mortgage Trust Series 2015-1, Class A3, 3.500%, 3/25/2045 (2)(3)	121,063	123,197
GSR Mortgage Loan Trust Series 2006-3F, Class 2A3, 5.750%, 3/25/2036	111,859	115,111
HarborView Mortgage Loan Trust Series 2006-3, Class 2A1A, 3.501%, 6/19/2036 (3)	258,330	155,786
Series 2006-5, Class 2A1A, 0.470% (1 Month USD LIBOR + 0.360%), 7/19/2046 (1)	1,920,175	1,200,051

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments
March 31, 2021 (Unaudited)

	Principal
	Amount	Value
IndyMac IMSC Mortgage Loan Trust Series 2007-F3, Class 2A1, 6.500%, 9/25/2037 (a)	$30,150	$21,165
IndyMac INDX Mortgage Loan Trust Series 2006-AR33, Class 2A21, 3.500%, 1/25/2037 (3)	162,443	157,897
Series 2007-AR9, Class 2A1, 3.457%, 6/25/2037 (3)	25,096	17,316
JP Morgan Mortgage Trust Series 2004-S1, Class 2A1, 6.000%, 9/25/2034 (a)	22,636	22,466
Series 2007-A2, Class 3A1, 2.975%, 4/25/2037 (3)	59,950	51,376
Series 2017-4, Class A3, 3.500%, 11/25/2048 (2)(3)	40,311	40,916
Lehman Mortgage Trust Series 2005-3, Class 2A7, 6.000%, 1/25/2036 (b)	102,068	102,068
Series 2006-6, Class 5A1, 0.609% (1 Month USD LIBOR + 0.500%), 12/25/2036 (1)	256,617	143,510
Series 2007-3, Class 1A3, 0.409% (1 Month USD LIBOR + 0.300%), 4/25/2037 (1)	1,767,064	576,784
Series 2007-7, Class 1A1, 0.609%, 8/25/2037 (1)	976,388	585,523
Merrill Lynch Alternative Note Asset Trust Series 2007-AF1, Class 1AF2, 5.750%, 5/25/2037	269,625	259,400
Prime Mortgage Trust Series 2005-1, Class 2A4, 5.500%, 9/25/2035 (2)	77,578	78,497
Series 2006-DR1, Class 2A2, 6.000%, 5/25/2035 (2)	651,039	582,675
Residential Accredit Loans, Inc. Series 2006-QS4, Class A8, 8.000% (1 Month USD LIBOR + 7.890%), 4/25/2036 (1)	99,455	94,012
Residential Funding Mortgage Securities I Series 2007-SA3, Class 2A1, 4.713%, 7/25/2037 (3)	565,727	499,974
Sequoia Mortgage Trust Series 2007-1, Class 2A1, 6.517%, 2/20/2047 (3)	102,326	93,291
Salomon Brothers Mortgage Securities VII Series 1997-HUD1, Class A4, 3.407%, 12/25/2030 (3)(a)	260,993	195,907
SunTrust Alternative Loan Trust Series 2006-1F, Class 2A, 6.500%, 4/25/2036	653,892	428,004
WaMu Mortgage Pass-Through Certificates Series 2007-HY1, Class 3A2, 3.180%, 2/25/2037 (3)	103,720	102,200
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 1A4, 5.750%, 7/25/2037 (a)	57,432	53,556
TOTAL MORTGAGE BACKED SECURITIES — NON-AGENCY (Cost $12,679,533)		$12,605,267
SHORT TERM INVESTMENTS — 15.9%
First American Government Obligations Fund - 0.04% (3)(b)	3,892,050	3,892,050
TOTAL SHORT TERM INVESTMENTS (Cost $3,892,050)		$3,892,050
TOTAL INVESTMENTS — 98.3% (Cost $24,193,021)		24,052,820
Other Assets in Excess of Liabilities — 1.7%		418,091
TOTAL NET ASSETS — 100.0%		$24,470,911

(1)  Floating rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.

(2)  Illiquid Security. The total market value of these securities was $2,563,547 (10.50% of total net assets) as of March 31, 2021.

(3)  Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of March 31, 2021.

(4)  Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of March 31, 2021.

(a)  Value determined using unobservable inputs.

(b)  The rate quoted is the annualized seven-day effective yield as of March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statement of Assets and Liabilities
March 31, 2021 (Unaudited)

Assets
Investments in securities, at value (cost $24,193,021)	$24,052,820
Receivable for Fund shares sold	820,700
Receivable for investments sold	100,783
Interest receivable	52,959
Receivable from Adviser	1,549
Prepaid expenses	33,082
Total Assets	25,061,893
Liabilities
Payable for Fund shares redeemed	501,069
Payable for directors fees	3,603
Distribution fees - Investor Class	368
Accrued other expenses and other liabilities	85,942
Total Liabilities	590,982
Net Assets	$24,470,911
Components of Net Assets
Paid-in capital	$24,969,423
Total distributable earnings	(498,512)
Net Assets	$24,470,911
Institutional Class:
Net assets	$24,116,149
Shares outstanding (unlimited number of shares authorized, no par value)	2,349,513
Net asset value, offering and redemption price per share *	$10.26
Investor Class:
Net assets	$354,762
Shares outstanding (unlimited number of shares authorized, no par value)	34,251
Net asset value, offering and redemption price per share *	$10.36

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statement of Operations
For the Period Ended March 31, 2021 (Unaudited)

Investment Income
Interest income	$485,486
Expenses
Administration fees (Note 3)	64,255
Advisory fees	39,991
Transfer agent fees and expenses (Note 3)	25,796
Registration fees	20,981
Audit fees	9,412
Legal fees	7,346
Trustees' fees	7,059
Compliance fees (Note 3)	5,973
Shareholder reporting fees	4,055
Shareholder servicing fees	3,595
Custody fees (Note 3)	3,104
Miscellaneous expenses	2,743
Distribution fees - Investor Class	368
Total expenses	194,678
Expenses waived by the Adviser (Note 3)	(136,795)
Net Expenses	57,883
Net Investment Income	427,603
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	126,855
Change in unrealized appreciation/depreciation on investments	(140,201)
Net Realized and Unrealized Loss on Investments	(13,346)
Net Increase in Net Assets from Operations	$414,257

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statements of Changes in Net Assets

For the Period Ended March 31, 2021* (Unaudited)
Operations
Net investment income	$427,603
Net realized gain on investments	126,855
Net change in unrealized appreciation/depreciation on investments	(140,201)
Net Increase in Net Assets from Operations	414,257
Distributions to Shareholders
Institutional Class	(888,657)
Investor Class	(24,112)
Total Distributions to Shareholders	(912,769)
Capital Transactions
Proceeds from shares sold
Institutional Class	27,542,882
Investor Class	330,695
Proceeds from shares reinvested
Institutional Class	888,657
Investor Class	22,455
Cost of shares redeemed
Institutional Class	(3,815,251)
Investor Class	(15)
Net Increase in Net Assets from Capital Share Transactions	24,969,423
Total Increase in Net Assets	24,470,911
Net Assets
Beginning of period	-
End of period	$24,470,911
Capital Shares Transactions
Institutional Class
Shares sold	2,623,374
Shares reinvested	86,526
Shares redeemed	(360,387)
Net increase in shares outstanding	2,349,513
Investor Class
Shares sold	32,081
Shares reinvested	2,170
Shares redeemed	-
Net increase in shares outstanding	34,251

* The inception date of the Fund is October 1, 2020.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Period Ended March 31, 2021 (Unaudited)(1)
Net Asset Value, Beginning of Period	$10.00
Gain from Investment Operations:
Net investment income(2)	0.50
Net realized and unrealized gain on investments	0.61
Total Gain from Investment Operations	1.11
Less Distributions:
From net investment income	(0.79)
From net realized gain on investments	(0.06)
Total Distributions	(0.85)
Net Asset Value, End of Period	$10.26
Total Return	11.30	%(3)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$24,116
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	4.13	%(4)
After fees waived and reimbursed by the Adviser	1.28	%(4)
Ratio of net investment income to average net assets
After fees waived and reimbursed by the Adviser	9.49	%(4)
Portfolio turnover rate(5)	7.26	%(3)

(1)  Inception date of the Fund was October 1, 2020.

(2)  Per share amounts have been calculated using the average shares method.

(3)  Not annualized.

(4)  Annualized.

(5)  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Period Ended March 31, 2021 (Unaudited)(1)
Net Asset Value, Beginning of Period	$10.00
Gain from Investment Operations:
Net investment income(2)	0.58
Net realized and unrealized gain on investments	0.53
Total Gain from Investment Operations	1.11
Less Distributions:
From net investment income	(0.69)
From net realized gain on investments	(0.06)
Total distributions	(0.75)
Net Asset Value, End of Period	$10.36
Total Return	11.30	%(3)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$355
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	10.18	%(4)
After fees waived and reimbursed by the Adviser	1.50	%(4)
Ratio of net investment income to average net assets
After fees waived and reimbursed by the Adviser	10.25	%(4)
Portfolio turnover rate(5)	7.26	%(3)

(1)  Inception date of the Fund was October 1, 2020.

(2)  Per share amounts have been calculated using the average shares method.

(3)  Not annualized.

(4)  Annualized.

(5)  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Regan Total Return Income Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. Regan Capital LLC (the "Adviser") serves as the investment manager to the Fund. The inception date of the Fund was October 1, 2020. The investment objective of the Fund is to provide a high level of risk-adjusted current income and capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

Portfolio securities are valued using current market values or official closing prices, if available. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

When reliable market quotations are not readily available or the Fund's pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security's fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security or other asset is valued at its fair value as determined under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. Fair value determinations are made in good faith in accordance with the procedures adopted by the Board. The Board will regularly evaluate whether the Fund's fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust's valuation committee. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund's NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV. In such cases, use of fair valuation can reduce an investor's ability to seek profit by estimating the Fund's NAV per share in advance of the time the NAV per share is calculated.

Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including "restricted" securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

Regan Total Return Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund's investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Funds' own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced ("TBAs") securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund's Adviser with oversight by the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Adviser considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Regan Total Return Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund's investments in each category investment type as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$-	$6,936,069	$550,812	$7,486,881
Mortgage Backed Securities – Agency	-	68,622	-	68,622
Mortgage Backed Securities – Non-Agency	-	11,766,506	838,761	12,605,267
Short Term Investments	3,892,050	-	-	3,892,050
Total	$3,892,050	$18,771,197	$1,389,573	$24,052,820

Please refer to the Schedule of Investments for further classification.

The independent pricing service does not distinguish between smaller-sized bond positions, known as "odd lots", and larger institutional-sized bond positions, known as "round lots". The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor's price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities	Mortgage Backed Securities – Non-Agency
Balance at October 1, 2020*	$-	$-
Purchased	692,473	843,479
Sale Proceeds	-	-
Realized Gain (Loss)	-	-
Change in unrealized Appreciation (depreciation)	(141,661)	(4,718)
Balance at March 31, 2021	$550,812	$838,761

*  Inception date of the Fund.

Regan Total Return Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of quantitative information about level 3 valued measurements:

Regan Total Return Income Fund

	Value at 3/31/2021	Valuation Technique(s)
Asset Backed Securities	$550,812	Cost Method
Mortgage Backed Securities	$838,761	Cost Method

B. Security Transactions, Investment Income and Distributions

The Fund record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

C. Distributions to Shareholders

Distributions from net investment income, if any, are declared at least quarterly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Federal Income Taxes

The Fund has elected to be taxed as Regulated Investment Companies ("RIC") under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.89%.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses (other than shareholder servicing fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses,

Regan Total Return Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY
TRANSACTIONS (Continued)

Rule 12b-1 fees, or intermediary servicing fees) for each class so that annual operating expenses will not exceed 1.20% (the "Expense Cap"). The Adviser may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund's expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid and (2) the Fund's Expense Cap at the time of recoupment.

At March 31, 2021, the expenses reimbursed, and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Regan Total Return Income Fund

Fiscal Year	Waived/reimbursed	Expiration
FYE September 30, 2021	$136,795	March 31, 2024

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), serves as the Fund's administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund's custodian and provides compliance services to the Funds. Quasar Distributors, LLC ("Quasar" or the "Distributor") acts as the Fund's distributor and principal underwriter. For the period ended March 31, 2021, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and Fund Accounting	$64,255
Compliance Service	5,973
Custody	3,104
Transfer Agency	25,796

At March 31, 2021, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and Fund Accounting	$45,235
Compliance Services	3,973
Custody	591
Transfer Agency	13,804

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

The Independent Trustees were paid $7,059 for their services and reimbursement of travel expenses during the period ended March 31, 2021. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended March 31, 2021, were as follows:

Purchases	$388,694,493
Sales	$213,445,415

Regan Total Return Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited)

NOTE 5 – FEDERAL INCOME TAX INFORMATION

The following table summarizes the characteristics of distributions paid during the period ended March 31, 2021:

Regan Total Return Income Fund

	Income	Short Term Capital Gains	Total Distributions
Institutional Class	$872,640	$16,017	$888,657
Investor Class	$22,170	$1,942	$24,112

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets as follows:

Institutional Class	0.10%	Investor Class	0.15%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.

For the period ended March 31, 2021, class specific Shareholder Servicing fees were as follows:

Institutional Class	$3,477	Investor Class	$118

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the six months ended March 31, 2021, distribution fees incurred are disclosed on the Statement of Operations.

For the period ended March 31, 2021, class specific Distribution fees were as follows:

Investor Class	$368

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – LINE OF CREDIT

The Fund has access to a $3.75 million secured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. The average interest rate during the period ended March 31, 2021 was 3.25%. There was no loan activity for the Fund for the period ended March 31, 2021.

Regan Total Return Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited)

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund have determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

NOTE 11 – COVID-19 RISK

The global outbreak of COVID-19 (commonly referred to as "coronavirus") has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

NOTE 12 – NEW ACCOUNTING PRONOUNCEMENT

In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"). The main objective of ASU 2020-04 is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Inter-bank Offered Rate ("LIBOR") quotes by the UK Financial Conduct Authority. ASU 2020-04 allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the adoption of ASU 2020-04 to the Funds' financial statements and various filings.

Regan Total Return Income Fund

Additional Information
March 31, 2021 (Unaudited)

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund's Form N-PORT is available without charge by visiting the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund's proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888-44-REGAN or on the EDGAR Database on the SEC's website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund's Form N-PX is available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC- 0330.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund's Board has designated the Operational Risk Committee ("Committee") of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund's liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders' interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund's investments, limiting the amount of the Fund's illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee's process of determining the degree of liquidity of the Fund's investments is supported by one or more third-party liquidity assessment vendors.

Approval of Investment Advisory Agreement

At a meeting held on September 25, 2020, the Board of Trustees (the "Board") of Trust for Advised Portfolios (the "Trust"), including all the Trustees who are not "interested persons" of the Trust "Independent Trustees", as that term is defined in the Investment Company Act of 1940 ("1940 Act"), considered and approved the investment advisory agreement ("Advisory Agreement") with Regan Capital, LLC (the "Adviser"), for the Regan Total Return Income Fund (the "Fund").

Ahead of the September meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board's determinations. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. The Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement. The Trustees evaluated a number of considerations they believed, in light of the legal advice furnished to them by counsel and their own business judgment to be relevant, and then made decisions in their business judgment.

In considering the approval of the Advisory Agreement for an initial two-year period, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece

Regan Total Return Income Fund

Additional Information
March 31, 2021 (Unaudited)

of information as all are important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•  In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered the Adviser's specific responsibilities in all aspects of the day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund. The Trustees also considered, among other things, the Adviser's resources and compliance structure, its chief compliance officer, its compliance record and its disaster recovery/business continuity plan. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services to be provided should be satisfactory and reliable.

•  The Trustees reviewed the anticipated cost of the services to be provided by the Adviser, and the structure and level of Advisory fees to be paid to the Advisor by the Fund, including a comparison of those fees to fees charged by a peer group of funds. The Trustees also considered that the Adviser would contractually agree to limit the Fund's operating expenses to a certain level for a period of time. The Board noted that the Fund's advisory fee and net expense ratio was higher than its peer group median and average. The Board further noted that the fee was well within the peer group range. After reviewing the materials that were provided, the Board concluded that the fees to be received by the Adviser were fair and reasonable.

•  The Trustees considered the Adviser's assertion that, based on the anticipated asset size of the Fund, economies of scale will not be met initially. In evaluating economies of scale, the Trustees also took into account the Adviser's commitment to limit the Fund's operating expenses for a period of time. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•  The Trustees considered the anticipated profitability of the Adviser from managing the Fund. In assessing the Adviser's profitability, the Trustees reviewed the Adviser's financial information that was provided in the meeting materials and took into account both direct and indirect benefits to the Adviser from managing the Fund. After a review of the relevant financial information, the Trustees concluded that the Adviser's anticipated profits from managing the Fund should not be excessive and that the Adviser had sufficient financial resources to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Regan Capital, LLC
8350 North Central Expressway, Suite G108
Dallas, Texas 75206

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

1

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	June 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick

Christopher E. Kashmerick, President

Date	June 9, 2021

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	June 9, 2021

3